3. MATERIAL ACCOUNTING POLICY INFORMATION: a) Basis of consolidation: Schedule of accounts of the Company and its subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Tables/Schedules
Schedule of accounts of the Company and its subsidiaries

These consolidated financial statements include the accounts of the Company and its subsidiaries as follows:

	% of ownership	Jurisdiction	Nature of operations

MAEPA Empreendimentos Mineiros e Participacoes Lda	100%	Portugal	Exploration
Innomatik Exploration Kosovo LLC	100%	Kosovo	Exploration
AVU Kosova LLC	100%	Kosovo	Exploration
Akkerman Finland OY (1)	49%	Finland	Exploration